Commitments and Contingencies (Details) - USD ($)					1 Months Ended	3 Months Ended		4 Months Ended	5 Months Ended	6 Months Ended		7 Months Ended		8 Months Ended	11 Months Ended	12 Months Ended				27 Months Ended
	Jul. 31, 2027	Apr. 14, 2025	Sep. 23, 2024	Mar. 15, 2024	May 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Sep. 30, 2025	May 31, 2025	Jun. 30, 2026	Jun. 30, 2025	May 01, 2026	Dec. 31, 2024	May 31, 2026	May 01, 2027	May 31, 2027	May 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Jul. 31, 2027
Commitments and Contingencies [Line Items]
Lease payments																		$ 210,005	$ 79,345
Monthly lease payments								$ 10,420	$ 10,250			$ 10,117	$ 10,159
Operating right-of-use asset						$ 220,551				$ 220,551			271,214					327,267	271,214
Operating lease liabilities						$ 223,826				$ 223,826			286,958					$ 331,030	286,958
Incremental borrowing rate																		12.00%
Weighted average remaining lease term						11 months 4 days				11 months 4 days								1 year 5 months 4 days
Lease expense						$ 65,128	$ 47,464			$ 139,262	$ 77,723							$ 193,171	88,082
Repayment of the notes			$ 3,000,000
Lessee, Operating Lease, Description		On April 14, 2025, the Company entered into a twenty-four (24) month and sixteen (16) day lease for additional office space in Fort Lauderdale, Florida commencing May 1, 2025.		On March 15, 2024, the Company entered into a thirty-eight (38) month lease for office space commencing April 1, 2024.
Additional Office Space [Member] | Median [Member]
Commitments and Contingencies [Line Items]
Monthly lease payments					$ 4,857
New Expanded Office Space [Member]
Commitments and Contingencies [Line Items]
Monthly lease payments								$ 10,420	$ 10,250				10,159
Operating Lease [Member]
Commitments and Contingencies [Line Items]
Operating right-of-use asset		$ 217,655		$ 340,401														$ 217,655
Operating lease liabilities		$ 217,655		$ 340,401									$ 340,401						$ 340,401
Incremental borrowing rate		11.31%		12.00%
Operating Lease [Member] | Additional Office Space [Member]
Commitments and Contingencies [Line Items]
Lease payments					$ 4,857												$ 9,713
Forecast [Member]
Commitments and Contingencies [Line Items]
Monthly lease payments															$ 10,198
Forecast [Member] | Additional Office Space [Member] | Maximum [Member]
Commitments and Contingencies [Line Items]
Monthly lease payments																$ 9,872	$ 9,713
Forecast [Member] | Additional Office Space [Member] | Minimum [Member]
Commitments and Contingencies [Line Items]
Monthly lease payments																				$ 339
Forecast [Member] | New Expanded Office Space [Member]
Commitments and Contingencies [Line Items]
Monthly lease payments	$ 1,029													$ 10,117		10,198
Forecast [Member] | Operating Lease [Member] | Additional Office Space [Member]
Commitments and Contingencies [Line Items]
Lease payments																$ 9,872